FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT	FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT
The Company is exposed in varying degrees to a variety of financial instrument related risks including credit risk, liquidity risk and market risk. The Company’s Board of Directors approves and oversees the Company’s risk management process, which seeks to minimize the potential adverse effects of financial risks on the Company’s financial results. At December 31, 2025, the financial risks to which the Company is exposed and the Company’s objectives, policies and processes for managing those risks are as follows:
(a)Credit risk
Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations.
The Company is primarily exposed to credit risk on its cash and cash equivalents, trade receivables, restricted cash and other current and non-current receivables. The Company’s maximum exposure to credit risk on its financial assets at December 31, 2025, other than those measured at FVTPL and FVOCI, and excluding those classified as held for sale (note 9), represented by the carrying amounts of the financial assets, was $480.9 million (2024 – $279.7 million).
32.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(a)Credit risk (continued)
The Company limits its exposure to credit risk on its cash and cash equivalents and restricted cash by investing in high credit quality instruments and maintaining its cash balances in financial institutions with strong credit ratings. Credit risk arising from the Company’s trade receivables is low with negligible expected credit losses as the Company primarily sells its products to large global financial institutions and other companies with high credit ratings.
(b)Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.
The Company enters into contracts in the normal course of business that give rise to commitments for future payments. The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2025 of its continuing operations (note 9):

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$294,169	$—	$—	$—	$—	$—	$294,169
Loans and borrowings(1)(4)	265,200	446,205	382,008	782,009	36,527	—	1,911,949
Derivative liabilities(2)	58,473	17	—	—	—	—	58,490
Lease liabilities(4)	30,707	26,428	19,472	12,477	22,732	5,827	117,643
Other financial liabilities(1)(3)(4)	51,860	53,735	53,017	40,888	24,678	1,886	226,064
Reclamation and closure costs(4)	4,859	15,408	21,171	10,871	5,616	332,188	390,113
Purchase commitments(4)	88,564	164	—	—	—	—	88,728
Other operating commitments(4)	3,225	3,225	3,225	3,225	51,227	—	64,127
Total	$797,057	$545,182	$478,893	$849,470	$140,780	$339,901	$3,151,283
(1)Amounts included in the above table include principal and interest payments, except accrued interest, which is included in trade payables and accrued liabilities.
(2)Derivative liabilities in the above table represent the fair values of the derivative instruments that are expected to be cash-settled.
(3)Other financial liabilities mainly relate to the Equipment Facilities (note 18(a)).
(4)Amounts included in the above table represent the undiscounted future cash flows.
The Company has an $850.0 million Revolving Facility available for general corporate purposes, other than for repayment of amounts owing under the 2023 Convertible Notes and 2025 Convertible Notes. At December 31, 2025, there was $219.6 million undrawn on the Revolving Facility (note 13(a)).
The Company’s objective in managing its liquidity risk is to ensure there is sufficient capital to meet its short-term business requirements after considering the Company’s holdings of cash and cash equivalents. The Company seeks to manage its liquidity risk through a rigorous planning, budgeting and forecasting process to help determine the funding requirements to support its current operations, development and expansion plans. The Company also manages its liquidity risk by managing its capital structure (note 33).
(c)Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company is exposed to the following market risks: currency risk, interest rate risk, and other price risk.
32.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(i)Currency risk
Currency risk is the risk that the fair values or future cash flows of the Company’s financial instruments, in functional currency terms, will fluctuate because of changes in foreign exchange rates. The Company and its subsidiaries are exposed to currency risk on transactions and investments denominated in currencies other than USD. At December 31, 2025, the Company was exposed to currency risk on balances denominated in currencies other than USD, principally in CAD, Nicaraguan Cordoba (“NIO”) and MXN. Effective January 1, 2024, the Central Bank of Nicaragua adopted a policy which fixed the NIO exchange rate against the US dollar at the exchange rate in effect on December 31, 2023. The exchange rate has remained fixed since January 1, 2024, mitigating the Company’s exposure to currency risk as a result of changes in the NIO exchange rate against the US dollar.
The following table summarizes the Company’s financial assets and financial liabilities that are denominated in foreign currencies at December 31, 2025, excluding those classified as held for sale (note 9):

At December 31, 2025	CAD	NIO	MXN
Financial assets
Cash and cash equivalents	$8,753	$543	$3,269
Marketable securities	162,683	—	—
Derivative assets	112	—	—
Restricted cash	7,069	—	—
Other financial assets	2,060	1,521	—
Financial liabilities
Accounts payable and accrued liabilities	(189,691)	(31,811)	(8,711)
Loans and borrowings	(23,625)	—	—
Derivative liabilities	(78,065)	—	—
Lease liabilities	(72,333)	—	—
	$(183,037)	$(29,747)	$(5,442)
At December 31, 2024
Financial assets
Cash and cash equivalents	$10,730	$—	$1,758
Marketable securities	6,142	—	—
Derivative assets	81	—	—
Restricted cash	6,921	—	—
Other financial assets	6,657	—	—
Financial liabilities
Accounts payable and accrued liabilities	(38,043)	—	(32,922)
Derivative liabilities	—	—	—
Lease liabilities	(36,983)	—	—
	$(44,495)	$—	$(31,164)
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2025, excluding the effect of foreign exchange contracts, the reasonably possible weakening or strengthening in CAD against USD, assuming all other variables remained constant, would have resulted in a $13.4 million increase or decrease, respectively, in the Company’s net income during the year ended December 31, 2025.
32.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(i)Currency risk (continued)
A weakening or strengthening in NIO and MXN against USD, assuming all other variables remained constant, would not have resulted in a significant impact on the Company’s net income during the year ended December 31, 2025.
In accordance with its foreign currency exchange risk management program, the Company uses foreign exchange contracts to manage its exposure to currency risk which are accounted for as derivatives (note 15(a)). The Company’s outstanding USD:BRL foreign exchange contracts were fully settled on January 23, 2026. A 10% weakening in CAD and MXN against USD at December 31, 2025 would have resulted in a decrease in the fair value of the Company’s foreign currency net derivative asset and a decrease of $21.0 million in the Company’s net income during the year ended December 31, 2025. A 10% strengthening in CAD and MXN against USD would have resulted in an increase in the fair value of the Company’s foreign currency net derivative asset and an increase of $18.6 million in the Company’s net income during the year ended December 31, 2025.
(ii)Interest rate risk
Interest rate risk is the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates.
At December 31, 2025, the Company was exposed to interest rate cash flow risk on its Credit Facility and Sprott Loan which are subject to variable interest rates based on SOFR (notes 13(a) and 13(b)). The Term Loan and Sprott Loan were fully repaid on January 23, 2026. A 1.0% increase or decrease in the SOFR interest rate during the year ended December 31, 2025 would have resulted in an increase or decrease of $4.8 million, respectively, in the interest expense on the Revolving Facility and the Company’s net income during the year ended December 31, 2025.
The Company is also exposed to interest rate cash flow risk on its cash and cash equivalents and restricted cash that earn variable interest.
(iii)Other price risk
Other price risk is the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in market prices, other than currency risk or interest rate risk.
At December 31, 2025, the Company’s investments in marketable securities are measured at fair value. A 10% increase or decrease in the applicable share prices would have resulted in an increase or decrease of $14.1 million, respectively, in the Company’s other comprehensive income for the year ended December 31, 2025.
In connection with the gold swap agreements (note 15(b)(i)) and the Greenstone Contingent Consideration (note 15(b)(ii)), a 10% increase in the price of gold at December 31, 2025 would have resulted in a decrease of $17.1 million in the Company's net income for the year ended December 31, 2025. A 10% decrease in the price of gold at December 31, 2025 would have resulted in an increase of $9.7 million in the Company’s net income for the year ended December 31, 2025.
Based on the contractual terms and total notional ounces remaining, the Company is not exposed to significant price risk on its outstanding gold collar contracts as at December 31, 2025.
The fair values of the 2025 Convertible Notes conversion option (note 15(b)(iii)) and Equinox Gold Warrants (note 15(b)(iv)) are measured using valuation models that use the Company’s share price as an input. A 10% increase or decrease in the Company’s share price at December 31, 2025 would have resulted in a decrease or increase of $6.0 million, respectively, in the Company’s net income for the year ended December 31, 2025.